SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 02, 2025	Oct. 29, 2024	Nov. 30, 2023	Aug. 18, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Restricted cash	$ 128,866	$ 171,487
Short-term investments	7,165,232	7,028,594
Investments	136,638	28,594
Allowance for credit losses
Depreciation expense	43,852
Impairment loss	0	0	0
Warrant shares						82,368
Contract liabilities	2,038,433	104,660
Selling expenses	26,146
Provision from warranty liability	82,139
General and administrative expenses	1,449,764	2,040,514
Employee benefits expenses	$ 10,769	9,060
Percentage of VAT for revenue	13.00%
Operating lease expense	$ 26,719
Indemnity escrow shares	235
Earnout escrow shares	7,032
Minimum [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.00001			$ 0.00001
Product warranty obligation, term	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.0128			$ 0.00016
Product warranty obligation, term	5 years
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.0128	$ 0.0128					$ 0.0128
Warrants converted					28,775
Huizhou City Yipeng Energy Technology Co., Ltd [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.0128
Money Market Funds [Member]
Property, Plant and Equipment [Line Items]
Short-term investments	$ 7,165,232	$ 7,028,594